Equity-Based Compensation - Summary of Total Equity-Based Compensation Expense Recognized for All ISOs and Restricted Stock Awards (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Estimated Fair Value Of Financial Instruments [Line Items]
Benefit for income taxes from equity-based compensation
Valuation Allowance [Member]
Estimated Fair Value Of Financial Instruments [Line Items]
Benefit for income taxes from equity-based compensation		0
Without Valuation Allowance [Member]
Estimated Fair Value Of Financial Instruments [Line Items]
Benefit for income taxes from equity-based compensation	$ 34	$ 51